Real estate properties held for lease, net - Minimum Future Rental Income (Details)	Dec. 31, 2021 USD ($)
Real estate properties held for lease, net
2022	$ 17,768,382
2023	17,954,627
2024	18,299,684
2025	18,623,886
2026 and thereafter	109,175,551
Total	$ 181,822,130